CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2012	Dec. 31, 2011
Cash	$ 1,279,045	$ 28,551
Accounts receivable	19,868	28,397
Total Current Assets	1,298,913	56,948
Oil and gas properties-being amortized	8,804,291	556,527
Oil and gas properties-not being amortized	626,943	621,943
Office equipment and software	24,783	24,783
Accumulated depreciation and depletion	(253,726)	(241,526)
Net Property and Equipment	9,202,291	961,727
Restricted Cash	207,591	207,591
Other	1,084	1,084
Total Other Assets	208,675	208,675
TOTAL ASSETS	10,709,879	1,227,350
Short-term debt	3,000,000
Accounts payable - trade	143,829	5,616
Account payable - related party	135,887	52,793
Accrued expenses	757	41,655
Loans from stockholders	243,500	243,500
Total Current Liabilities	3,523,973	343,564
Preferred stock no par value (50,000,000 shares authorized none outstanding)
Common stock, no par value (50,000,000 shares authorized 49,960,000 and 20,905,269 shares in 2012 and 2011 issued and outstanding)	10,824,368	4,116,877
Additional paid in capital	(113,303)	176,752
Accumulated deficit	(3,525,159)	(3,409,843)
Total Stockholders' Equity	7,185,906	883,786
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 10,709,879	$ 1,227,350